PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost		$ 87,600	$ 78,823
Less - accumulated depreciation and amortization	[1]	(51,956)	(47,309)
Total property and equipment, net		35,644	31,514	$ 31,908
Operating equipment, amount subject to lease transactions		28,600	26,000
Accumulated depreciation and amortization subject to lease transactions		12,500	10,400
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	48,598	43,740
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		26,992	24,790
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,022	1,022
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		1,888	1,845
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		4,924	3,810
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 4,176	$ 3,616

[1]	As at December 31, 2016 and 2015, an amount of US$ 12.5 million and US$ 10.4 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2016 and 2015, an amount of US$ 28.6 million and US$ 26 million is subject to operating lease transactions, respectively.